Stockholders' Equity (Deficit) and Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 24, 2013	Sep. 03, 2012	Sep. 30, 2013 Two Thousand Seven Stock Option Plan [Member]	Dec. 31, 2012 Two Thousand Seven Stock Option Plan [Member]	Dec. 31, 2011 Two Thousand Seven Stock Option Plan [Member]	Dec. 31, 2010 Two Thousand Seven Stock Option Plan [Member]	Sep. 30, 2013 Two Thousand Seven Stock Option Plan [Member] Vesting After One Year [Member]	Sep. 30, 2013 Two Thousand Seven Stock Option Plan [Member] Vesting Over The Remaining Three Years [Member]	Dec. 31, 2012 Two Thousand And Seven Stock Plan	Dec. 31, 2011 Two Thousand And Seven Stock Plan	Dec. 31, 2012 Two Thousand And Seven Stock Plan Options Exercised [Member]	Dec. 31, 2011 Two Thousand And Seven Stock Plan Options Exercised [Member]	Sep. 30, 2013 Series 1 Common Stock [Member]	Aug. 07, 2013 Series 1 Common Stock [Member]	Jul. 24, 2013 Series 1 Common Stock [Member]	Dec. 31, 2012 Series 1 Common Stock [Member]	Sep. 03, 2012 Series 1 Common Stock [Member]	Dec. 31, 2011 Series 1 Common Stock [Member]	Sep. 30, 2013 Series 1 Common Stock [Member] November 2010 Subordinate Debt [Member]	Sep. 30, 2013 Series 2 Common Stock [Member]	Jul. 24, 2013 Series 2 Common Stock [Member]	Dec. 31, 2012 Series 2 Common Stock [Member]	Sep. 03, 2012 Series 2 Common Stock [Member]	Dec. 31, 2011 Series 2 Common Stock [Member]
Stockholders Equity Deficit And Stock Based Compensation [Line Items]
Common stock shares authorized						64,214,779											150,000,000		150,000,000	58,107,284	58,107,284	58,107,284		6,107,494	6,107,494	6,107,495	6,107,495	6,107,495
Common Stock, par value					$ 0.001	$ 0.001											$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001
Common sock, shares outstanding																	44,453,021			947,953		849,729		6,107,494		0		0
Contractual rights to repurchase shares of common stock													100,260	272,135	29,900	96,990
Stock option unvested shares repurchased													4,375	4,375
Exercised unvested shares													$ 0.1	$ 0.2
Common stock shares registered																		10,262,195
Common Stock Warrant, exercisable of shares																							457,796
Common Stock Warrant exercise price per share																							0.004
Vesting percentage											25.00%	75.00%
Share based compensation expense							7.1	4.0	0.5	0.1
Intrinsic value of stock option exercised	7.9	0.8
Fair value of stock options vested	5.1	2.3	0.3	0.1
Nonvested stock option shares outstanding	3,900,034	3,634,895	2,265,192	470,781
Vested stock option shares outstanding	1,067,603	931,844
Vested stock option weighted average grant date fair value	$ 4.81	$ 2.43
NonVested stock option weighted average grant date fair value	$ 7.38	$ 4.90
Total unrecognized compensation cost related to stock option	$ 29.4	$ 21.1
Weighted average period of stock option	2 years 9 months 18 days	3 years
Stock option available for grant																	4,089,786			1,090,161